Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Long-term Debt
The Company's senior guaranteed notes are detailed below:

Principal ($ millions)	Coupon Rate	Principal Due on Maturity (1) (Cdn$ millions)	Interest Payment Dates	Maturity Date	Financial statement carrying value
					2019	2018
Cdn$7.0	4.29%	—	November 22 and May 22	May 22, 2019	—	7.0
US$68.0	3.39%	—	November 22 and May 22	May 22, 2019	—	92.8
US$155.0	6.03%	158.3	September 24 and March 24	March 24, 2020	201.0	211.5
Cdn$50.0	5.53%	50.0	October 14 and April 14	April 14, 2021	50.0	50.0
US$82.0	5.13%	79.0	October 14 and April 14	April 14, 2021	106.3	111.9
US$52.5	3.29%	56.3	December 20 and June 20	June 20, 2021	68.1	71.6
Cdn$25.0	4.76%	25.0	November 22 and May 22	May 22, 2022	25.0	25.0
US$200.0	4.00%	199.1	November 22 and May 22	May 22, 2022	259.3	272.9
US$61.5	4.12%	80.3	October 11 and April 11	April 11, 2023	79.7	83.9
Cdn$80.0	3.58%	80.0	October 11 and April 11	April 11, 2023	80.0	80.0
Cdn$10.0	4.11%	10.0	December 12 and June 12	June 12, 2023	10.0	10.0
US$270.0	3.78%	274.7	December 12 and June 12	June 12, 2023	350.1	368.4
Cdn$40.0	3.85%	40.0	December 20 and June 20	June 20, 2024	40.0	40.0
US$257.5	3.75%	276.4	December 20 and June 20	June 20, 2024	333.8	351.4
US$82.0	4.30%	107.0	October 11 and April 11	April 11, 2025	106.3	111.9
Cdn$65.0	3.94%	65.0	October 22 and April 22	April 22, 2025	65.0	65.0
US$230.0	4.08%	291.1	October 22 and April 22	April 22, 2025	298.2	313.9
US$20.0	4.18%	25.3	October 22 and April 22	April 22, 2027	26.0	27.4
Senior guaranteed notes		1,817.5			2,098.8	2,294.6
Senior guaranteed notes due within one year					201.0	99.8
Senior guaranteed notes due beyond one year					1,897.8	2,194.8

(1)
Includes underlying derivatives which manage the Company's foreign exchange exposure on its US dollar senior guaranteed notes. The Company considers this to be the economic amount due at maturity instead of the financial statement carrying amount.

($ millions)	2019	2018
Bank debt (1)	806.3	1,982.1
Senior guaranteed notes (2)	2,098.8	2,294.6
Long-term debt	2,905.1	4,276.7
Long-term debt due within one year	201.0	99.8
Long-term debt due beyond one year	2,704.1	4,176.9

(1)
The Company has London Inter-bank Offered Rate ("LIBOR") loans under its bank credit facilities. The US dollar amounts of the LIBOR loans were fixed for purposes of interest and principal repayments. At December 31, 2019, the total notional amount due upon bank debt maturity was $824.2 million (December 31, 2018 - $1.92 billion).

(2)
The Company entered into cross currency swaps ("CCS") and a foreign exchange swap concurrent with the issuance of the US dollar senior guaranteed notes to fix the US dollar amount of the notes for the purpose of principal repayment at Canadian dollar notional amounts. At December 31, 2019, the total notional principal due on the maturity of the senior guaranteed notes was $1.82 billion (December 31, 2018 - $1.89 billion) of which $158.3 million (December 31, 2018 - $73.7 million) was due within one year.